Pension and Other Employee Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 15,906	$ 12,378
Amount of fund assets invested	1,314	1,146
Expected contributions for the year ending March 31, 2022	1,314
Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	4	4
Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	$ 1,310	1,142
Unquoted government securities [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	40.00%
Unquoted government securities [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	69.00%
Money market instruments [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	60.00%
Money market instruments [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	31.00%
Discount rate [member]
Disclosure of defined benefit plans [line items]
Possible change in discount rates	up to 1%
India [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 15,131	11,733
Philippines [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	95	46
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 680	$ 599